Net intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of net intangible assets and goodwill
Net intangible assets and goodwill consist of the following at year-end:

	2024	2023
Net intangible assets (i)
Computer software cost	$130,858	$129,581
Initial franchise fees	16,101	17,671
Reacquired franchised rights	20,911	21,270
Others	—	940
Total cost	167,870	169,462
Total accumulated amortization	(114,567)	(111,333)
Subtotal	53,303	58,129

Goodwill (ii)	2024	2023
Brazil	7,166	4,876
Chile	3,273	3,755
Mexico	1,562	1,916
Argentina	1,276	1,276
Colombia	64	74
Subtotal	13,341	11,897
	$66,644	$70,026

(i)Total amortization expense for fiscal years 2024, 2023 and 2022 amounted to $23,819, $18,683 and $12,497, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter is as follows: $23,028 for 2025, $16,653 for 2026; $11,736 for 2027; $822 for 2028; $405 for 2029; and thereafter $659.
(ii)Related to the acquisition of franchised restaurants and non-controlling interests.